Fees and Expenses - Winton Managed Futures Trend Fund	Apr. 01, 2026
Prospectus [Line Items]
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
SHAREHOLDER FEES (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (1) (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None

Annual Fund Operating Expenses [Table]

Management Fees(2)	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.94%	0.94%
Total Annual Fund Operating Expenses	2.19%	1.94%
Fee Waiver(3)	(0.60)%	(0.60)%
Total Annual Fund Operating Expenses After Fee Waiver	1.59%	1.34%
(1)	In connection with the redesignation of Class C shares as Class A shares on the Effective Date, no front?end sales charge or CDSC will be imposed on shares received by shareholders as a result of the redesignation.
(2)	Restated to reflect current management fee.
(3)	The Adviser has contractually agreed to limit the Fund's operating expenses by reducing its fees and/or absorbing expenses of the Fund as described in the Fund Summary, until at least October 31, 2027 (unless terminated earlier by the Board of Trustees or as a result of the termination of the Adviser's appointment as adviser to the Fund), to ensure the total Fund operating expenses after fee waiver and reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any Fund merger or reorganization; and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.59% and 1.34% of average daily net assets attributable to Class A, and Class I shares respectively. All waived fees and absorbed/reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees or expenses have been waived or reimbursed, as applicable) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$727	$1,166	$1,630	$2,909
I	$136	$551	$991	$2,216

Expense Example, No Redemption, By Year, Caption [Text]	For purchases of $1,000,000 or more of Class A shares, you would pay the following expenses if you did not redeem your Class A Shares: For the avoidance of doubt, the contingent deferred sales charge that may apply to purchases of $1,000,000 or more of Class A shares does not apply to shares received solely as a result of the redesignation of Class C shares described in this Supplement.
Expense Example, No Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$262	$627	$1,120	$2,477